Lease liabilities - Summary of movements in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2019
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	$ 4,049	$ 4,556
Additions	2,073	847
Depreciation expense	(1,444)	(1,354)
Disposals	(462)
Amortization disposals	(440)
Right-of-use assets at end of period	4,656	4,049	$ 4,556
Lease liabilities at beginning of period	4,104
Current	1,014	900	0	[1]	$ 1,415
Lease liabilities	4,762	3,204	0	[1]	$ 3,208
Additions	1,750	732
Interest on lease contracts (see Note 15)	780	622	0
Foreign exchange loss (gain)	363	49
Payments	(1,221)	(1,922)
Lease liabilities at end of period	5,776	4,104
Real-estate
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	3,942	4,159
Additions	1,448	847
Depreciation expense	(1,184)	(1,064)
Disposals	(207)
Amortization disposals	(185)
Right-of-use assets at end of period	4,184	3,942	4,159
IT and office equipment
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	107	397
Additions	625	0
Depreciation expense	(260)	(290)
Disposals	(255)
Amortization disposals	(255)
Right-of-use assets at end of period	$ 472	$ 107	$ 397

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.